Leases - The Company as Lessee (Tables)	12 Months Ended
Dec. 31, 2023
Time charterin contracts [Abstract]
Schedule of operating leases
Operating lease
right-of-use
assets and lease liabilities as of December 31, 2022 and 2023 as follows:

Description	Location in balance sheet	December 31, 2022	December 31, 2023

Non current assets:
Office leases	Operating lease right-of-use assets	—	$99,379

		—	$99,379

Liabilities:
Office leases	Current portion of operating lease liabilities	—	$71,173

Lease liabilities – current portion		—	$71,173
Office leases	Non-Current portion of operating lease liabilities	—	$28,206

Lease liabilities – non-current portion		—	$28,206

Schedule of company's lease expenses
The table below presents the components of the Company’s lease expenses:

Description	Location in statement of operations	2021	2022	2023
Lease expense for office leases	General and administrative expenses	97,726	88,326	104,167

Schedule of total amount of lease payments on an undiscounted basis
The table below provides the total amount of lease payments on an undiscounted basis on our office lease greater than 12 months as of December 31, 2023:

Year	Office leases	Total Operating leases
Discount rate	5.6%	5.6%
2023 (undiscounted lease payments)	$107,520	$107,520
Present value of lease liability	99,379	99,379
Lease liabilities - short term	71,173	71,173
Lease liabilities - long term	28,206	28,206
Total lease liabilities	99,379	99,379
Discount based on incremental borrowing rate (Difference between undiscounted lease payments and present value of lease liability)	$8,141	$8,141